Commitments and Contingencies (Textuals) (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 27, 2019 item	Aug. 31, 2019 item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($) item
Commitments and Contingencies Disclosure [Line Items]
Number of cruises ships			27		27
Capacity of ship, berths			58,400		58,400
Performance guarantee required to be maintained | $					$ 32.0
Security gurantee | £				£ 41.5
Consumer protection policy | €			€ 110.0
Number of lawsuits filed	2	2
Ship to be delivered in 2023
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			1		1
Ship order delivery in 2022 and 2025
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			2		2
Capacity of ship, tons			67,000		67,000
Capacity of ship, berths			1,200		1,200
Ship order delivery in 2022 and 2025 | Oceania Cruises
Commitments and Contingencies Disclosure [Line Items]
Number of additional cruise ships, subject to approvals			1		1
Ship Construction Contracts
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			10		10
Aggregate contract price of new ships			€ 7,400.0		$ 8,300.0
Export credit facility financing as percentage of contract price			80.00%		80.00%
Ship Construction Contracts | Ships launching period in 2022 through 2027
Commitments and Contingencies Disclosure [Line Items]
Number of cruises ships			6		6
Capacity of ship, tons			140,000		140,000
Capacity of ship, berths			3,300		3,300
Ship Construction Contracts | Ships launching period in 2026 and 2027
Commitments and Contingencies Disclosure [Line Items]
Number of cruises ships			2		2
Ship Construction Contracts | Ship order delivery in winter 2020
Commitments and Contingencies Disclosure [Line Items]
Capacity of ship, tons			55,000		55,000
Capacity of ship, berths			750		750